DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Derivative [Line Items]
Derivative liability	$ (9,868)	$ (9,328)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative liability	0	0
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative liability	(1,210)	(3,396)
Other Assets
Derivative [Line Items]
Derivative asset	48,883	59,104
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	48,883	59,104
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net
Derivative [Line Items]
Derivative asset	1,042	1,366
Other Receivables, net | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	997	4
Other Receivables, net | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative liability	(7,864)	(5,726)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	27	490
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative liability	(794)	(206)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 18	$ 872